Taxes on Income (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued employee benefits	$ 368	$ 327
Research and development costs	1,859	1,597
Operating loss carryforwards	66	196
Property, plant and equipment		31
Share based compensation	365	374
Intangible assets	287	347
Operating lease liabilities	1,121
Other	1
Total deferred tax assets	4,067	2,872
Deferred tax liabilities:
Intangible assets	(203)	(397)
Goodwill	(1,089)	(879)
Operating leases right-of-use, net	(1,100)
Other	(21)	(3)
Total deferred tax liabilities	(2,413)	(1,279)
Net deferred tax assets	1,654	1,593
In Israel	1,790	1,798
Foreign jurisdictions	(136)	(205)
Net deferred tax assets	1,654	1,593
Non-current deferred tax assets	1,790	1,798
Non-current deferred tax liabilities	$ (136)	$ (205)